Commitments - Additional Information (Details) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2023 extension	Feb. 28, 2021 renewal_term	Dec. 31, 2023 CAD ($)	Dec. 31, 2021
Information Technology Services [Member]
Commitments [Line Items]
Agreement term (in years)		3 years	5 years
Number of renewal terms | renewal_term		2
Agreement renewal term (in years)		1 year
Number of extension option | extension	2
Extension term	1 year
Commitment amount | $			$ 240
Other Services [Member]
Commitments [Line Items]
Agreement renewal term (in years)				3 years